LEASES - Schedule of Lease Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Leases [Abstract]
Operating lease cost	$ 4,687	$ 4,046	$ 3,598
Short-term lease cost	177	146	165
Variable lease cost	261	193	170
Sublease income	(975)	(572)	0
Total lease cost	4,150	3,813	3,933
Operating cash flows for operating leases, net:	$ 4,964	$ 4,254	$ 2,976
Weighted average remaining operating lease term (years)	6 years 1 month 6 days	6 years 3 months 3 days	7 years 4 months 20 days
Weighted average discount rate operating lease	6.62%	6.55%	6.04%